Policyholder liabilities and unallocated surplus - Analysis of movements, US (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Analysis of movements in policyholder liabilities and unallocated surplus
Policyholder liabilities on the consolidated statement of financial position	$ 385,678
Operating segments after elimination of intra-group amounts, before unallocated
Analysis of movements in policyholder liabilities and unallocated surplus
Premiums	41,070
Surrenders	(21,498)
Maturities/deaths	(6,187)
Net flows	13,385
Investment-related items and other movements	45,746
Foreign exchange translation differences	1,299
Policyholder liabilities on the consolidated statement of financial position	385,492
Average policyholder liability balances	367,980	$ 551,239
Jackson (US insurance operations) | Operating segments after elimination of intra-group amounts, before unallocated
Analysis of movements in policyholder liabilities and unallocated surplus
Policyholder liabilities on the consolidated statement of financial position	236,380	244,483
Premiums	20,976	18,613
Surrenders	(17,342)	(16,211)
Maturities/deaths	(3,387)	(2,687)
Net flows	247	(285)
Addition for closed block of group payout annuities in the US		5,532
Investment-related items and other movements	32,922	(13,350)
Policyholder liabilities on the consolidated statement of financial position	269,549	236,380
Average policyholder liability balances	252,965	239,049
Jackson (US insurance operations) | Operating segments after elimination of intra-group amounts, before unallocated | Variable annuity separate account
Analysis of movements in policyholder liabilities and unallocated surplus
Policyholder liabilities on the consolidated statement of financial position	163,301	176,578
Premiums	12,776	14,646
Surrenders	(12,767)	(11,746)
Maturities/deaths	(1,564)	(1,449)
Net flows	(1,555)	1,451
Transfers from general to separate account	951	708
Investment-related items and other movements	32,373	(15,436)
Policyholder liabilities on the consolidated statement of financial position	195,070	163,301
Average policyholder liability balances	179,186	169,940
Jackson (US insurance operations) | Operating segments after elimination of intra-group amounts, before unallocated | Fixed annuity, GIC and other business
Analysis of movements in policyholder liabilities and unallocated surplus
Policyholder liabilities on the consolidated statement of financial position	73,079	67,905
Premiums	8,200	3,967
Surrenders	(4,575)	(4,465)
Maturities/deaths	(1,823)	(1,238)
Net flows	1,802	(1,736)
Addition for closed block of group payout annuities in the US		5,532
Transfers from general to separate account	(951)	(708)
Investment-related items and other movements	549	2,086
Policyholder liabilities on the consolidated statement of financial position	74,479	73,079
Average policyholder liability balances	$ 73,779	$ 69,109